UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5914
                                   --------

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                      -------------------------------------
              (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
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             (Address of principal executive offices)   (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)


      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 6/30/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.




SEMI

Annual
Report

[GRAPHIC OMITTED]


                                                                   JUNE 30, 2003



TEMPLETON GLOBAL
OPPORTUNITIES TRUST

AND SHAREHOLDER LETTER

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ELIGIBLE  SHAREHOLDERS CAN SIGN UP FOR EDELIVERY AT  FRANKLINTEMPLETON.COM. SEE
INSIDE FOR DETAILS.
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FRANKLIN(R) TEMPLETON(R) INVESTMENTS

[LOGO OMITTED]

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THANK YOU FOR INVESTING WITH FRANKLIN  TEMPLETON.  WE ENCOURAGE OUR INVESTORS TO
MAINTAIN A LONG- TERM PERSPECTIVE AND REMEMBER THAT ALL SECURITIES MARKETS MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE PRICES. WE APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO SERVING YOUR INVESTMENT NEEDS IN THE YEARS AHEAD.
-------------------------------------------------------------------------------



[PHOTO OMITTED]

GUANG YANG
PORTFOLIO MANAGER
TEMPLETON GLOBAL OPPORTUNITIES TRUST



EDELIVERY DETAILS:
Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

Not part of the semiannual report

SHAREHOLDER LETTER





Dear Shareholder:

The six months ended June 30, 2003, witnessed mixed signs for economies and markets worldwide. Concerned about a weak U.S. economy, controversy over U.S. corporate malfeasance and the war in Iraq, investors generally shunned U.S. equities during 2003's first quarter, contributing to a U.S. dollar decline that stoked uncertainty about a U.S.-led global recovery. Toward period-end, with major combat declared over, attention returned to the U.S. economy. Business confidence began to revive, consumer attitudes improved, inflation remained tame and U.S. equities staged an impressive, broad-based springtime rally.

In Asia, China's economy accelerated sharply during the first half of 2003, but widespread fear of severe acute respiratory syndrome (SARS) negatively impacted export growth while investors' sentiment soured toward Asia in general. Germany's poor performance dominated euro zone economic growth, which was just 0.8% annualized during first quarter 2003 as measured by gross domestic product
(GDP). Although Europe entered 2003 with consumer and business spending on an upswing, overall the region's gains were hampered by a strong euro and geopolitical risk stemming largely from the Middle East. Within this global economic environment, most world stock markets experienced some

------------------------------------------


CONTENTS




SHAREHOLDER LETTER ........   1


-------------------------------
SEMIANNUAL REPORT

Templeton Global
Opportunities Trust .......   4
Performance Summary .......  10
Financial Highlights &
Statement of Investments ..  13
Financial Statements ......  21
Notes to
Financial Statements ......  24
------------------------------------------


             -------------------------------------------------------
             NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
             -------------------------------------------------------
                        Not part of the semiannual report
volatility but ended in positive territory as they generally tracked the U.S. economy's improvement. Consequently, the Morgan Stanley Capital International
(MSCI) World Index delivered an 11.45% cumulative total return in U.S. dollar terms for the six months ended June 30, 2003. 1 Although the gains were encouraging, at period-end we saw no conclusive evidence that the world's leading economies have yet worked out the excesses of the last economic cycle.

Although future economic and market developments are impossible to predict, as an investor, you can follow certain basic principles in planning for future needs. First, investing for the long term is important so that you can better weather short-term market ups and downs. Second, by choosing a mutual fund that comprises a range of holdings, you can use diversification to help manage investment risk. You can further diffuse risk exposure by investing in different asset categories such as stocks and bonds. Third, it may make sense to follow a regular investment plan, also called dollar cost averaging, investing a certain amount of money monthly or quarterly. Remember, however, to consider your financial ability to continue purchases through times of low price levels or changing economic conditions before committing to such a strategy. Such a plan does not assure a profit and does not protect against loss in a declining market. As always, we encourage you to discuss your goals with your financial advisor who can address concerns about volatility and diversification, periodically review your overall portfolio and help you stay focused on the long term. We firmly believe that most people benefit from professional advice, and that advice is never more valuable than during a volatile market.



1. Source: Standard & Poor's Micropal. The MSCI World Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets globally.

2  Not part of the semiannual report

In the enclosed semiannual shareholder report for Templeton Global Opportunities Trust, the portfolio manager discusses market conditions and how they affected investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets move up and down, as do mutual fund share prices.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely commentary from portfolio managers, and find helpful financial planning tools. We hope you will take advantage of these online services.

We thank you for investing with Franklin Templeton, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Martin L. Flanagan

Martin L. Flanagan
President and Chief Executive Officer -
Investment Management

Templeton Global Opportunities Trust

--------------------------------------------------------------------------------
This letter reflects our analysis and opinions as of June 30, 2003. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact have been obtained from sources considered reliable.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE YOUR FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------

                                            Not part of the semiannual report  3

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GEOGRAPHIC DISTRIBUTION
Based on total net assets
6/30/03

Europe 43.4%
North America 25.5%
Asia 18.3%
Australia &
New Zealand 5.4%
Latin America 2.1%
Middle East & Africa 1.0%
Short-Term Investments &Other Net Assets 4.3%
--------------------------------------------------------------------------------

SEMIANNUAL REPORT


TEMPLETON GLOBAL OPPORTUNITIES
TRUST


--------------------------------------------------------------------------------
YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: TEMPLETON GLOBAL OPPORTUNITIES TRUST SEEKS LONG-TERM CAPITAL GROWTH. UNDER NORMAL MARKET CONDITIONS, THE FUND INVESTS AT LEAST 65% OF ITS TOTAL ASSETS IN EQUITY SECURITIES OF COMPANIES LOCATED ANYWHERE IN THE WORLD, INCLUDING DEVELOPING OR EMERGING MARKETS.
--------------------------------------------------------------------------------


This semiannual report for Templeton Global Opportunities Trust covers the six-month period ended June 30, 2003. During this period, most global equity markets recovered strongly from their March 2003 lows, aided by a quick and successful war in Iraq that seemed to quell many investors' heightened geopolitical concerns. The U.S. and most major European stock markets produced double-digit returns, in U.S. dollar terms, for 2003's first half. Japan, on the other hand, continued to produce sub-par results, with the Nikkei 225 Index up only 5.03% during the period. 1 Emerging markets saw generally improving stock market returns, including a strong recovery in Latin America compared with the region's dismal 2002 performance. Asian emerging markets posted more modest returns, muted somewhat by the greater China region's severe acute respiratory syndrome (SARS) virus outbreak as well as contentious geopolitical issues surrounding North Korea.



1. Source: Standard & Poor's Micropal. The Nikkei 225 Index (Nikkei-225 Stock Average) is a price-weighted index of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 16.

4  SEMIANNUAL REPORT

By market segments, investors purchased more volatile issues in the months of May and June, such as technology stocks. The technology heavy Nasdaq Composite Index was up 21.90% for the first half of 2003 -- almost twice the broader market's return as measured by the Standard & Poor's 500 Composite Index (S&P
500), which returned 11.75% during the same time. 2 This seemed to reflect many investors' anticipation of economic recovery and an equity market rally. However, from the U.S. central bank policymakers' point of view, significant uncertainties regarding an economic recovery remained, including risks of deflation. As a result, the Federal Reserve Board continued its aggressive monetary stimulus and lowered the short-term interest rate to 1.00% in June, its lowest level in 45 years.

In this volatile worldwide investment environment, Templeton Global Opportunities Trust's Class A shares produced a 10.55% cumulative total return for the six months ended June 30, 2003, as shown in the Performance Summary beginning on page 10. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index (the Index), which posted an 11.63% cumulative total return for the same period. 3 We attribute the Fund's short-term results mainly to our overweighted positions (compared to the Index) in South Korea and Hong Kong, and underweighted positions in the U.S.


------------------------------------
TOP 10 COUNTRIES
Based on Equity Securities
6/30/03

                  % OF TOTAL
                  NET ASSETS
------------------------------------
U.S.                    20.7%
U.K.                    12.0%
Germany                  8.0%
Japan                    5.9%
South Korea              5.9%
France                   5.7%
Netherlands              4.6%
Spain                    4.3%
Italy                    3.5%
Hong Kong                3.4%
------------------------------------


2. Source: Standard & Poor's Micropal. The Nasdaq Composite Index measures all domestic and international common stocks listed on the Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

3. Source: Standard & Poor's Micropal. The unmanaged Index is market capitalization-weighted and measures total returns (dividends are reinvested) of equity securities available to foreign (non-local) investors in developed and emerging markets globally. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

                                                            SEMIANNUAL REPORT  5

------------------------------------
TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities
6/30/03

                      % OF TOTAL
                      NET ASSETS
------------------------------------
Oil & Gas                    9.1%

Commercial Banks             8.7%

Pharmaceuticals              7.4%

Diversified
Telecommunication Services   6.3%

Insurance                    6.2%

Electric Utilities           5.1%

Electronic
Equipment & Instruments      3.7%

Food Products                3.2%

Diversified
Financial Services           3.0%

Aerospace
& Defense                    2.9%
------------------------------------


For the past six months the U.S. equity market, as measured by the S&P 500, performed roughly in line with the Index. However, we continued to remain underweighted in the U.S. relative to the Index by a large margin. The Fund's U.S. exposure rose slightly from 20.3% of total net assets on December 31, 2002, to 20.7% on June 30, 2003. Seeking to take advantage of the market rally, we sold or trimmed a few holdings in the information technology sector, such as Solectron and Verisign, which appreciated during the reporting period. Overall, we remained cautious regarding U.S. equity valuation levels and uncertain earnings growth prospects for many American businesses.

The Fund's European exposure increased slightly from 43.3% of total net assets on December 31, 2002, to 43.4% on June 30, 2003, maintaining its overweighted position relative to the Index. Seeking to take advantage of market volatility, we purchased a number of what we believed to be high-quality companies at attractive stock prices. For example, U.K.-based global oil and petrochemical producer BP recently experienced declining share prices due to poorer short-term production results. We believe the stock was attractively priced as a long-term investment. We also initiated positions in Cadbury Schweppes, the U.K.-based beverage and confectionery product company, for valuation reasons. On the sell side, we reduced our holdings in some European banks, including Germany's Deutsche Bank, and eliminated our position in Spain's Banco Popular, seeking to take advantage of their strong share price appreciation over the reporting period.

We increased the Fund's exposure to Asia from 15.9% of total net assets on December 31, 2002, to 18.3% on June 30, 2003. South Korea was one of the Fund's most heavily overweighted



6  SEMIANNUAL REPORT

Asian positions relative to the Index. Seeking to take advantage of the market price volatility caused by geopolitical concerns in North Korea, we initiated positions in two South Korean companies: Samsung Electronics, a global technology company, was trading at a very attractive price multiple compared to its global peers, according to our analysis; and Kookmin Bank, one of the country's leading local banks, appeared very attractively priced to us at just
1.2 times book value. During the temporary impact of the SARS virus on Hong Kong's market, we bought stock in Swire Pacific, a leading conglomerate whose interests include airlines, beverages, manufacturing and real estate; and bought shares of MTR, a local transportation company. Conversely, we were once again underweighted in Japan compared to the Index. Although the Japanese equity market has declined over the past 14 years -- a situation that would typically reveal numerous investment opportunities to us -- we remained cautious toward the market's overall valuation and closely monitored Japanese corporate restructurings.

Currency is an important factor impacting the return of a global portfolio such as Templeton Global Opportunities Trust. The U.S. dollar lost strength against most other major currencies in 2003's first half. During this time, the euro appreciated 9.7% against the U.S. dollar. The Fund benefited from stronger foreign currencies because of its heavy investment outside the U.S. market.

We continue the Templeton approach of searching for undervalued companies globally rather than predicting market movement. Our analysts focus on identifying companies that are trading at what we believe is a discount relative to their five-year earnings potential. Our process is based on three tenets: patience, value and bottom-up fundamental research. While the stock markets may be volatile near-term, we believe


------------------------------------
TOP 10 HOLDINGS
6/30/03

COMPANY               % OF TOTAL
SECTOR/INDUSTRY       NET ASSETS
------------------------------------

E.ON AG                      2.0%
ELECTRIC UTILITIES, GERMANY

Abbott Laboratories          1.8%
PHARMACEUTICALS, U.S.

XL Capital Ltd., A           1.7%
INSURANCE, BERMUDA

Eni SpA                      1.7%
OIL & GAS, ITALY

SBC Communications Inc.      1.7%
DIVERSIFIED TELECOMMUNICATION
SERVICES, U.S.

Repsol YPF SA                1.6%
OIL & GAS, SPAIN

Carter Holt Harvey Ltd.      1.6%
PAPER & FOREST PRODUCTS, NEW
ZEALAND

Raytheon Co.                 1.6%
AEROSPACE & DEFENSE, U.S.

Korea Electric Power Corp.
(2), ADR                     1.5%
UTILITIES, SOUTH KOREA

Iberdrola SA, Br.            1.5%
ELECTRIC UTILITIES, SPAIN
------------------------------------


                                                            SEMIANNUAL REPORT  7
in the long run markets tend to be efficient, and undervalued stocks should appreciate to reflect their true values. All our investment decisions are based on this disciplined stock-by-stock analysis, rather than calls on a certain market or sector.

At period-end, Templeton Global Opportunities Trust was positively positioned on a valuation basis relative to the Index. For example, the Fund had a lower price-to-earnings weighted average (13.9) than the Index (22.9), a lower price-to-book value weighted average (1.4 versus 2.3) and a higher dividend-yield weighted average (2.8 versus 2.1).

There are, of course, special risks involved with global investing related to market, currency, economic, social, political and other factors. Emerging market securities involve heightened risks related to the same factors, in addition to those associated with their relatively smaller size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, the MSCI Mexico Free Index has increased 1,228% in the last 15 years, but has suffered 7 quarterly declines of more than 15% during that time. 4 The



4. Source: Standard & Poor's Micropal. Based on quarterly total return change over 15 years ended 6/30/03. Market return is measured in U.S. dollars and includes reinvested dividends. The MSCI Mexico Free Index is market capitalization-weighted and measures total returns of equity securities available to foreign (non-local) investors in Mexico.

8  SEMIANNUAL REPORT
definition of "emerging markets" as used by the Fund's manager may differ from the definition of the same term as used in managing other Franklin Templeton funds. These special risks and other considerations are discussed in the Fund's prospectus.

We thank you for your participation in Templeton Global Opportunities Trust and look forward to helping you meet your investment objectives in the years to come.


/S/ GUANG YANG

Guang Yang
Portfolio Manager
Templeton Global Opportunities Trust



--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the Investment Manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------


                                                            SEMIANNUAL REPORT  9

PERFORMANCE SUMMARY AS OF 6/30/03

YOUR DIVIDEND INCOME WILL VARY DEPENDING ON DIVIDENDS OR INTEREST PAID BY SECURITIES IN THE FUND'S PORTFOLIO, ADJUSTED FOR OPERATING EXPENSES OF EACH CLASS. CAPITAL GAIN DISTRIBUTIONS ARE NET PROFITS REALIZED FROM THE SALE OF PORTFOLIO SECURITIES. THE PERFORMANCE TABLE DOES NOT REFLECT ANY TAXES DUE ON FUND DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, IF ANY, OR ANY REALIZED GAINS ON THE SALE OF FUND SHARES. TOTAL RETURN REFLECTS THE FUND'S DIVIDEND INCOME, CAPITAL GAIN DISTRIBUTIONS, IF ANY, AND ANY UNREALIZED GAINS OR LOSSES.


PRICE AND DISTRIBUTION INFORMATION


----------------------------------------------------------------
CLASS A                        CHANGE         6/30/03  12/31/02
----------------------------------------------------------------
Net Asset Value (NAV)          +$1.04         $11.24    $10.20
DISTRIBUTIONS (1/1/03-6/30/03)
Dividend Income                $0.0298

CLASS B                        CHANGE         6/30/03  12/31/02
----------------------------------------------------------------
Net Asset Value (NAV)          +$0.99         $11.14    $10.15
DISTRIBUTIONS (1/1/03-6/30/03)
Dividend Income                $0.0293

CLASS C                        CHANGE         6/30/03  12/31/02
----------------------------------------------------------------
Net Asset Value (NAV)          +$0.99         $11.10    $10.11
DISTRIBUTIONS (1/1/03-6/30/03)
Dividend Income                $0.0298
----------------------------------------------------------------





10  SEMIANNUAL REPORT        Past performance does not guarantee future results.

PERFORMANCE

--------------------------------------------------------------------------------
CLASS A                             6-MONTH    1-YEAR     5-YEAR        10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return1             10.55%    -7.11%     -7.83%         81.29%

Average Annual Total Return2          4.22%   -12.47%     -2.78%          5.50%

Value of $10,000 Investment3        $10,422    $8,753     $8,686        $17,089



                                                                      INCEPTION
CLASS B                             6-MONTH    1-YEAR     3-YEAR        (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return1             10.11%    -7.84%    -27.68%         -5.83%

Average Annual Total Return 2         6.11%   -11.51%    -11.10%         -1.68%

Value of $10,000 Investment 3       $10,611    $8,849     $7,027         $9,265



                                                                       INCEPTION
CLASS C                             6-MONTH   1-YEAR      5-YEAR        (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return1             10.15%    -7.78%    -11.07%         39.56%

Average Annual Total Return 2         8.08%    -9.60%     -2.52%          4.04%

Value of $10,000 Investment 3       $10,808    $9,040     $8,802        $13,820
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ongoing market volatility can significantly affect short-term performance; more recent returns may differ from those shown. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For more current performance, see "Funds and Performance" at franklintempleton.com or call 1-800/342-5236.

Past performance does not guarantee future results.        SEMIANNUAL REPORT  11

ENDNOTES
THE FUND INVESTS IN FOREIGN COMPANIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR SMALL SIZE AND LESSER LIQUIDITY. THESE AND OTHER RISKS ARE DISCUSSED MORE FULLY IN THE FUND'S PROSPECTUS.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 1/1/92, Fund shares were offered at a higher initial sales charge. Thus actual total returns would have been lower.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).


12  SEMIANNUAL REPORT        Past performance does not guarantee future results.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Highlights

                                                                                CLASS A
                                                       --------------------------------------------------------------------
                                                       SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2003     -------------------------------------------------
                                                         (UNAUDITED)      2002       2001        2000       1999      1998
                                                       --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............          $10.20     $13.18      $14.63     $17.12     $14.63    $15.32
                                                       --------------------------------------------------------------------
Income from investment operations:
 Net investment incomea ...........................             .09        .11         .18        .12        .25       .39
 Net realized and unrealized gains (losses) .......             .98      (2.98)      (1.49)      (.63)      3.53      (.48)
                                                       --------------------------------------------------------------------
Total from investment operations ..................            1.07      (2.87)      (1.31)      (.51)      3.78      (.09)
                                                       --------------------------------------------------------------------
Less distributions from:
 Net investment income ............................            (.03)      (.11)       (.09)      (.14)      (.34)     (.32)
 Net realized gains ...............................              --         --        (.05)     (1.84)      (.95)     (.28)
                                                       --------------------------------------------------------------------
Total distributions ...............................            (.03)      (.11)       (.14)     (1.98)     (1.29)     (.60)
                                                       --------------------------------------------------------------------
Net asset value, end of period ....................          $11.24     $10.20      $13.18     $14.63     $17.12    $14.63
                                                       ====================================================================
Total returnb .....................................          10.55%   (21.79)%     (8.97)%    (3.16)%     27.17%    (.61)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $316,635   $304,913     437,829   $548,290   $682,277  $656,108
Ratios to average net assets:
 Expenses .........................................           1.54%c     1.46%       1.41%      1.43%      1.42%     1.41%
 Net investment income ............................           1.85%c      .94%        .64%       .78%      1.61%     2.38%
Portfolio turnover rate ...........................           7.23%     26.78%      15.18%     68.21%     48.46%     3.09%



a Based on average weighted shares outstanding effective year ended December
  31,1999.
b Total return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. c Annualized.


                                                           SEMIANNUAL REPORT  13

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Highlights (CONTINUED)

                                                                                CLASS B
                                                      ------------------------------------------------------------
                                                      SIX MONTHS ENDED               YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2003   ------------------------------------------
                                                         (UNAUDITED)      2002        2001       2000       1999e
                                                      ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............          $10.15     $13.11      $14.58     $17.04     $14.63
                                                      ------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)a ....................             .06        .02        (.02)        --d       .08
 Net realized and unrealized gains (losses) .......             .97      (2.95)      (1.38)      (.55)      3.58
                                                      ------------------------------------------------------------
Total from investment operations ..................            1.03      (2.93)      (1.40)      (.55)      3.66
                                                      ------------------------------------------------------------
Less distributions from:
 Net investment income ............................            (.03)      (.03)       (.02)      (.07)      (.30)
 Net realized gains ...............................              --         --        (.05)     (1.84)      (.95)
                                                      ------------------------------------------------------------
Total distributions ...............................            (.03)      (.03)       (.07)     (1.91)     (1.25)
                                                      ------------------------------------------------------------
Net asset value, end of period ....................          $11.15     $10.15      $13.11     $14.58     $17.04
                                                      ============================================================
Total returnb .....................................          10.11%   (22.38)%     (9.62)%    (3.49)%     26.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................            $958       $903        $986       $546       $346
Ratios to average net assets:
 Expenses .........................................           2.29%c     2.20%       2.15%      2.17%      2.20%
 Net investment income (loss) .....................           1.10%c      .20%      (.15)%      (.02)%      .52%
Portfolio turnover rate ...........................           7.23%     26.78%      15.18%     68.21%     48.46%


a Based on average weighted shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.
d Actual net investment loss per share was ($.004).
e Effective date of Class B shares was January 1, 1999.

14  SEMIANNUAL REPORT

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Highlights (CONTINUED)

                                                                                        CLASS C
                                                      ----------------------------------------------------------------------

                                                      SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2003  -----------------------------------------------------
                                                         (UNAUDITED)      2002        2001       2000         1999      1998
                                                      ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............          $10.11     $13.02      $14.46     $16.96       $14.50    $15.17
                                                      ----------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)a ....................             .05        .02        (.01)       .01          .13       .24
 Net realized and unrealized gains (losses) .......             .97      (2.93)      (1.38)      (.62)        3.50      (.43)
                                                      ----------------------------------------------------------------------
Total from investment operations ..................            1.02      (2.91)      (1.39)      (.61)        3.63      (.19)
                                                      ----------------------------------------------------------------------
Less distributions from:
 Net investment income ............................            (.03)        --d         --       (.05)        (.22)     (.20)
 Net realized gains ...............................              --         --        (.05)     (1.84)        (.95)     (.28)
                                                      ----------------------------------------------------------------------
Total distributions ...............................            (.03)                  (.05)     (1.89)       (1.17)     (.48)
                                                      ----------------------------------------------------------------------
Net asset value, end of period ....................          $11.10     $10.11      $13.02     $14.46       $16.96    $14.50
                                                      ======================================================================
Total returnb .....................................          10.15%   (22.33)%     (9.68)%    (3.83)%       26.28%   (1.29)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................         $14,157    $14,117     $20,097    $25,067      $32,410   $33,423
Ratios to average net assets:
 Expenses .........................................           2.29%c     2.21%       2.15%      2.18%        2.16%     2.16%
 Net investment income (loss) .....................           1.10%c      .19%      (.11)%       .05%         .87%     1.62%
Portfolio turnover rate ...........................           7.23%     26.78%      15.18%     68.21%       48.46%     3.09%


a Based on average weighted shares outstanding effective year ended December
  31, 1999.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.
d Actual distribution from net investment income per share was ($.0031).

          See notes to financial statements.               SEMIANNUAL REPORT  15

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED)




                                                                           COUNTRY            SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 95.7%
    AEROSPACE & DEFENSE 2.9%
    BAE Systems PLC ...............................................    United Kingdom       1,872,337   $  4,402,700
    Raytheon Co. ..................................................     United States         160,920      5,284,613
                                                                                                        ------------
                                                                                                           9,687,313
                                                                                                        ------------
    AIR FREIGHT & COURIERS 1.0%
    Deutsche Post AG ..............................................        Germany            238,000      3,471,021
                                                                                                        ------------
    AIRLINES .7%
  a British Airways PLC ...........................................    United Kingdom         871,100      2,177,714
                                                                                                        ------------
    AUTO COMPONENTS 1.3%
    Valeo SA ......................................................        France             123,600      4,286,492
                                                                                                        ------------
    AUTOMOBILES 1.2%
    Volkswagen AG .................................................        Germany             91,210      3,833,541
                                                                                                        ------------
    BIOTECHNOLOGY 1.1%
  a CK Life Sciences International (Holdings) Inc. ................       Hong Kong            19,800          4,088
  a Invitrogen Corp. ..............................................     United States          94,400      3,622,128
                                                                                                        ------------
                                                                                                           3,626,216
                                                                                                        ------------
    CHEMICALS 2.4%
    Akzo Nobel NV .................................................      Netherlands          183,620      4,866,675
    Bayer AG, Br. .................................................        Germany            116,900      2,698,281
    Monsanto Co. ..................................................     United States          14,072        304,518
                                                                                                        ------------
                                                                                                           7,869,474
                                                                                                        ------------
    COMMERCIAL BANKS 8.7%
    Abbey National PLC ............................................    United Kingdom         439,100      3,409,128
    Australia & New Zealand Banking Group Ltd. ....................       Australia           305,760      3,816,130
    DBS Group Holdings Ltd. .......................................       Singapore           662,000      3,872,005
    Deutsche Bank AG ..............................................        Germany             47,130      3,044,364
    HSBC Holdings PLC .............................................       Hong Kong           156,800      1,859,928
    Kookmin Bank ..................................................      South Korea          100,070      3,015,923
    Nordea AB .....................................................        Sweden             400,900      1,933,146
    San Paolo-IMI SpA .............................................         Italy             430,240      3,997,016
    UBS AG ........................................................      Switzerland           69,000      3,838,286
                                                                                                        ------------
                                                                                                          28,785,926
                                                                                                        ------------
    COMMERCIAL SERVICES & SUPPLIES .7%
    Chubb PLC .....................................................    United Kingdom       1,755,000      2,186,474
                                                                                                        ------------
    COMPUTERS & PERIPHERALS .9%
  a EMC Corp. .....................................................     United States         193,000      2,020,710
  a NEC Corp. .....................................................         Japan             175,000        874,453
                                                                                                        ------------
                                                                                                           2,895,163
                                                                                                        ------------
    CONSTRUCTION MATERIALS 1.0%
    Hanson PLC ....................................................    United Kingdom         603,681      3,364,520
                                                                                                        ------------


16  SEMIANNUAL REPORT

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED) (CONT.)




                                                                           COUNTRY            SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    DIVERSIFIED FINANCIAL SERVICES 3.0%
    ING Groep NV ..................................................      Netherlands          238,440   $  4,142,806
    Nomura Holdings Inc. ..........................................         Japan             324,000      4,112,230
    Swire Pacific Ltd., A .........................................       Hong Kong           398,500      1,742,574
                                                                                                        ------------
                                                                                                           9,997,610
                                                                                                        ------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 6.3%
    Cable & Wireless PLC ..........................................    United Kingdom         705,230      1,315,011
    KT Corp., ADR .................................................      South Korea          165,185      3,255,796
    SBC Communications Inc. .......................................     United States         217,490      5,556,870
    Telecom Italia SpA, di Risp ...................................         Italy             387,473      2,122,445
    Telefonica SA .................................................         Spain             249,976      2,902,192
    Telefonica SA, ADR ............................................         Spain              25,183        881,934
    Telefonos de Mexico SA de CV (Telmex), L, ADR .................        Mexico             155,520      4,886,438
                                                                                                        ------------
                                                                                                          20,920,686
                                                                                                        ------------
    ELECTRIC UTILITIES 5.1%
    E.ON AG .......................................................        Germany            131,580      6,746,646
    Iberdrola SA, Br. .............................................         Spain             287,036      4,970,663
    Korea Electric Power Corp. ....................................      South Korea          106,000      1,677,187
    Korea Electric Power Corp., ADR ...............................      South Korea          379,770      3,383,751
                                                                                                        ------------
                                                                                                          16,778,247

    ELECTRICAL EQUIPMENT .5%
  a Alstom SA .....................................................        France             440,300      1,516,864
                                                                                                        ------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS 3.7%
  a Celestica Inc. ................................................        Canada             168,085      2,612,663
    Hitachi Ltd. ..................................................         Japan             938,000      3,976,198
  a Jabil Circuit Inc. ............................................     United States          51,915      1,147,321
    Samsung Electro-Mechanics Co. .................................      South Korea          139,865      4,595,815
                                                                                                        ------------
                                                                                                          12,331,997
                                                                                                        ------------
    FOOD & STAPLES RETAILING 1.0%
  a Kroger Co. ....................................................     United States         197,800      3,299,304
                                                                                                        ------------
    FOOD PRODUCTS 3.2%
    Cadbury Schweppes PLC .........................................    United Kingdom         225,600      1,332,730
    Kraft Foods Inc., A ...........................................     United States         103,000      3,352,650
    Nestle SA .....................................................      Switzerland            8,740      1,803,426
    Unilever PLC ..................................................    United Kingdom         504,367      4,015,727
                                                                                                        ------------
                                                                                                          10,504,533

    HEALTH CARE EQUIPMENT & SUPPLIES 1.6%
    Amersham PLC ..................................................    United Kingdom         199,670      1,562,861
    Fisher & Paykel Healthcare Corp. Ltd. .........................      New Zealand          508,870      3,679,282
                                                                                                        ------------
                                                                                                           5,242,143



                                                           SEMIANNUAL REPORT  17

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED) (CONT.)




                                                                           COUNTRY           SHARES        VALUE
--------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    HEALTH CARE PROVIDERS & SERVICES 1.9%
    Celesio AG ....................................................        Germany             49,300   $  1,913,552
    CIGNA Corp. ...................................................     United States          22,700      1,065,538
    Mayne Group Ltd. ..............................................       Australia         1,877,830      3,450,666
                                                                                                        ------------
                                                                                                           6,429,756
                                                                                                        ------------
    HOUSEHOLD DURABLES 2.0%
    Koninklijke Philips Electronics NV ............................      Netherlands          230,303      4,379,621
    Sony Corp. ....................................................         Japan              82,800      2,330,743
                                                                                                        ------------
                                                                                                           6,710,364
                                                                                                        ------------
    INDUSTRIAL CONGLOMERATES 1.2%
    Hutchison Whampoa Ltd., ADR ...................................       Hong Kong            52,100      1,586,966
    Smiths Group PLC ..............................................    United Kingdom         219,270      2,543,635
                                                                                                        ------------
                                                                                                           4,130,601
                                                                                                        ------------
    INSURANCE 6.2%
    Ace Ltd. ......................................................        Bermuda             94,225      3,230,975
    American International Group Inc. .............................     United States          31,152      1,718,967
    AON Corp. .....................................................     United States         152,920      3,682,314
    AXA SA ........................................................        France              96,300      1,494,026
    Sompo Japan Insurance Inc. ....................................         Japan              44,000        240,017
    Swiss Reinsurance Co. .........................................      Switzerland           82,260      4,557,686
    XL Capital Ltd., A ............................................        Bermuda             69,790      5,792,570
                                                                                                        ------------
                                                                                                          20,716,555
                                                                                                        ------------
    INTERNET SOFTWARE & SERVICES .9%
  a VeriSign Inc. .................................................     United States         207,780      2,873,597

    IT SERVICES 1.1%
    Electronic Data Systems Corp. .................................     United States          61,000      1,308,450
  a Gartner Inc., B ...............................................     United States         117,250        879,375
    Satyam Computers Services Ltd. ................................         India             331,900      1,373,810
                                                                                                        ------------
                                                                                                           3,561,635
                                                                                                        ------------
    MACHINERY 2.0%
    Atlas Copco AB, A .............................................        Sweden              89,400      2,261,538
    Komatsu Ltd. ..................................................         Japan             526,000      2,015,074
    Kurita Water Industries Ltd. ..................................         Japan             209,000      2,313,229
                                                                                                        ------------
                                                                                                           6,589,841
                                                                                                        ------------
    MEDIA 1.9%
  a AOL Time Warner Inc. ..........................................     United States         218,300      3,512,447
    Gannett Co. Inc. ..............................................     United States          12,700        975,487
    WPP Group PLC .................................................    United Kingdom         239,000      1,873,319
                                                                                                        ------------
                                                                                                           6,361,253
                                                                                                        ------------
    METALS & MINING .5%
    Alumina Ltd. ..................................................       Australia           583,600      1,592,963
                                                                                                        ------------


18  SEMIANNUAL REPORT

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED) (CONT.)




                                                                           COUNTRY           SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    MULTI-UTILITIES 1.1%
    Suez SA .......................................................        France             235,860   $  3,753,999
                                                                                                        ------------
    MULTILINE RETAIL 1.1%
    Marks & Spencer Group PLC .....................................    United Kingdom         329,457      1,716,573
    Target Corp. ..................................................     United States          54,900      2,077,416
                                                                                                        ------------
                                                                                                           3,793,989
                                                                                                        ------------
    OIL & GAS 9.1%
    BP PLC ........................................................    United Kingdom         383,840      2,661,817
    Eni SpA .......................................................         Italy             372,751      5,637,430
    Fortum OYJ ....................................................        Finland            394,825      3,164,730
    PetroChina Co. Ltd., H ........................................         China          11,338,000      3,416,746
    Repsol YPF SA .................................................         Spain             333,120      5,401,471
    Royal Dutch Petroleum Co. .....................................      Netherlands           41,000      1,903,079
    Shell Transport & Trading Co. PLC .............................    United Kingdom         585,644      3,865,573
    Total SA, B ...................................................        France              26,977      4,076,863
                                                                                                        ------------
                                                                                                          30,127,709
                                                                                                        ------------
    PAPER & FOREST PRODUCTS 2.5%
    Boise Cascade Corp. ...........................................     United States         127,100      3,037,690
    Carter Holt Harvey Ltd. .......................................      New Zealand        5,103,000      5,347,710
                                                                                                        ------------
                                                                                                           8,385,400
                                                                                                        ------------
    PHARMACEUTICALS 7.4%
    Abbott Laboratories ...........................................     United States         137,640      6,023,126
    Aventis SA ....................................................        France              68,510      3,769,266
    Bristol-Myers Squibb Co. ......................................     United States          55,900      1,517,685
  a King Pharmaceuticals Inc. .....................................     United States          75,000      1,107,000
    Merck KGAA ....................................................        Germany            171,410      4,922,961
    Pfizer Inc. ...................................................     United States         115,484      3,943,779
  a Shire Pharmaceuticals Group PLC ...............................    United Kingdom         511,978      3,379,337
                                                                                                        ------------
                                                                                                          24,663,154
                                                                                                        ------------
    REAL ESTATE 1.3%
    Cheung Kong Holdings Ltd. .....................................       Hong Kong           745,000      4,480,614
                                                                                                        ------------
    ROAD & RAIL 2.9%
    Canadian National Railway Co. .................................        Canada              87,630      4,197,211
    East Japan Railway Co. ........................................         Japan                 447      1,987,908
    MTR Corp. Ltd. ................................................       Hong Kong         1,454,500      1,669,341
    Nippon Express Co. Ltd. .......................................         Japan             436,000      1,692,076
                                                                                                        ------------
                                                                                                           9,546,536
                                                                                                        ------------
    SEMICONDUCTOR EQUIPMENT & PRODUCTS 2.1%
  a Agere Systems Inc., A .........................................     United States       1,383,100      3,222,623
    Samsung Electronics Co. Ltd. ..................................      South Korea           12,130      3,604,981
                                                                                                        ------------
                                                                                                           6,827,604
                                                                                                        ------------



                                                           SEMIANNUAL REPORT  19

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED) (CONT.)




                                                                           COUNTRY           SHARES        VALUE
--------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
    SOFTWARE 1.6%
  a BMC Software Inc. .............................................     United States          32,100   $    524,193
  a Cadence Design Systems Inc. ...................................     United States         133,000      1,603,980
  a Check Point Software Technologies Ltd. ........................        Israel             166,500      3,255,075
                                                                                                        ------------
                                                                                                           5,383,248
                                                                                                        ------------
    SPECIALTY RETAIL .6%
  a Toys R Us Inc. ................................................     United States         166,700      2,020,404
                                                                                                        ------------
    TRANSPORTATION INFRASTRUCTURE .6%
    Grupo Aeroportuario del Sureste SA de CV, ADR .................        Mexico             133,400      1,951,642
                                                                                                        ------------
    WIRELESS TELECOMMUNICATION SERVICES 1.4%
  a AT&T Wireless Services Inc. ...................................     United States         374,100      3,071,361
    China Mobile (Hong Kong) Ltd. .................................         China             712,000      1,679,988
                                                                                                        ------------
                                                                                                           4,751,349
                                                                                                        ------------
    TOTAL COMMON STOCKS (COST $344,984,524) .......................                                      317,427,451
                                                                                                        ============



                                                                                           PRINCIPAL
                                                                                            AMOUNT

    REPURCHASE AGREEMENT (COST $14,137,000) 4.2%
  b Dresdner Bank AG, 1.00%, 7/01/03 (Maturity Value $14,137,393)
      Collateralized by U.S. Treasury Bills, Notes and Bonds,
      and U.S. Government Agency Securities .......................     United States    $ 14,137,000     14,137,000
                                                                                                        ------------
    TOTAL INVESTMENTS (COST $359,121,524) 99.9% ...................                                      331,564,451
    OTHER ASSETS, LESS LIABILITIES .1% ............................                                          186,050
                                                                                                        ------------
    NET ASSETS 100.0% .............................................                                     $331,750,501
                                                                                                        ============



   aNon-income producing.
   bSee Note 1b regarding repurchase agreement(s).

20  SEMIANNUAL REPORT        See notes to financial statements.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)


--------------------------------------------------------------------------------------------------------------
Assets:
 Investments in securities:
  Cost .......................................................................................    $359,121,524
                                                                                                  ============
  Value ......................................................................................     331,564,451
 Receivables:
  Investment securities sold .................................................................       1,009,063
  Dividends and interest .....................................................................         574,540
                                                                                                  ------------
      Total assets ...........................................................................     333,148,054
                                                                                                  ------------
Liabilities:
 Payables:
  Capital shares redeemed ....................................................................         720,593
  Affiliates .................................................................................         513,759
 Funds advanced by custodian .................................................................          46,807
 Other liabilities ...........................................................................         116,394
                                                                                                  ------------
      Total liabilities ......................................................................       1,397,553
                                                                                                  ------------
 Net assets, at value ........................................................................    $331,750,501
                                                                                                  ------------
 Net assets consist of:
  Undistributed net investment income ........................................................    $  2,639,680
  Net unrealized appreciation (depreciation) .................................................     (27,534,750)
  Accumulated net realized gain (loss) .......................................................     (15,524,330)
  Capital shares .............................................................................     372,169,901
                                                                                                  ------------
 Net assets, at value ........................................................................    $331,750,501
                                                                                                  ============
CLASS A:
Net asset value per share ($316,635,378 / 28,158,911 shares outstanding)a ....................          $11.24
                                                                                                  ============
Maximum offering price per share ($11.24 / 94.25%) ...........................................          $11.93
CLASS B:
Net asset value and maximum offering price per share ($957,723 / 85,929 shares outstanding) a           $11.15
                                                                                                  ============
CLASS C:
Net asset value per share ($14,157,400 / 1,275,681 shares outstanding)a ......................          $11.10
                                                                                                  ============
Maximum offering price per share ($11.10 / 99.00%) ...........................................          $11.21
                                                                                                  ============


a Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.

                See notes to financial statements.         SEMIANNUAL REPORT  21

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)


--------------------------------------------------------------------------------------------------------------
Investment Income:
 (net of foreign taxes of $674,880)
 Dividends ...................................................................................     $ 5,125,985
 Interest ....................................................................................          86,495
                                                                                                   -----------
      Total investment income ................................................................       5,212,480
                                                                                                   -----------
Expenses:
 Management fees (Note 3) ....................................................................       1,231,602
 Administrative fees (Note 3) ................................................................         222,710
 Distribution fees (Note 3)
  Class A ....................................................................................         367,079
  Class B ....................................................................................           4,340
  Class C ....................................................................................          66,666
 Transfer agent fees (Note 3) ................................................................         362,500
 Custodian fees ..............................................................................          40,600
 Reports to shareholders .....................................................................          27,400
 Registration and filing fees ................................................................          26,400
 Professional fees ...........................................................................          13,600
 Trustees' fees and expenses .................................................................          48,900
 Other .......................................................................................           5,600
                                                                                                   -----------
      Total expenses .........................................................................       2,417,397
                                                                                                   -----------
           Net investment income .............................................................       2,795,083
                                                                                                   -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ................................................................................      (5,999,467)
  Foreign currency transactions ..............................................................         (30,664)
                                                                                                   -----------
      Net realized gain (loss) ...............................................................     (6,030,131)
                                                                                                   -----------
Net unrealized appreciation (depreciation) on:
  Investments ................................................................................      34,880,049
  Translation of assets and liabilities denominated in foreign currencies ....................         (28,616)
                                                                                                   -----------
      Net unrealized appreciation (depreciation) .............................................      34,851,433
                                                                                                   -----------
Net realized and unrealized gain (loss) ......................................................      28,821,302
                                                                                                   -----------
Net increase (decrease) in net assets resulting from operations ..............................     $31,616,385
                                                                                                   ===========


--------------------------------------------------------------------------------

22  SEMIANNUAL REPORT         See notes to financial statements.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2002

                                                                                          SIX MONTHS ENDED        YEAR ENDED
                                                                                            JUNE 30, 2003      DECEMBER 31, 2002
                                                                                            ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................................................................   $  2,795,083         $   3,548,109
  Net realized gain (loss) from investments and foreign currency transactions ...........     (6,030,131)            1,864,321
  Net unrealized appreciation (depreciation) on investments and translation of assets and
  liabilities denominated in foreign currencies .........................................     34,851,433          (100,421,823)
                                                                                            ----------------------------------
      Net increase (decrease) in net assets resulting from operations ...................     31,616,385           (95,009,393)
 Distributions to shareholders from:
  Net investment income:
   Class A ..............................................................................       (866,944)           (3,442,449)
   Class B ..............................................................................         (2,520)               (2,547)
   Class C ..............................................................................        (39,920)               (4,402)
                                                                                            ----------------------------------
 Total distributions to shareholders ....................................................       (909,384)           (3,449,398)
 Capital share transactions (Note 2):
  Class A ...............................................................................    (17,640,671)          (39,107,400)
  Class B ...............................................................................        (32,267)              171,453
  Class C ...............................................................................     (1,216,195)           (1,597,828)
                                                                                            ----------------------------------
 Total capital share transactions .......................................................    (18,889,133)          (40,533,775)
 Redemption fees (Note 1h) ..............................................................             --                13,549
   Net increase (decrease) in net assets ................................................     11,817,868          (138,979,017)
Net assets:
 Beginning of period ....................................................................    319,932,633           458,911,650
                                                                                            ----------------------------------
 End of period ..........................................................................   $331,750,501         $ 319,932,633
                                                                                            ----------------------------------
Undistributed net investment income included in net assets:
 End of period ..........................................................................   $  2,639,680         $     753,981
                                                                                            ==================================


                    See notes to financial statements.     SEMIANNUAL REPORT  23

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Opportunities Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of companies located anywhere in the world, including developing or emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2003, the repurchase agreement held by the Fund had been entered into on that date.

C. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.



24  SEMIANNUAL REPORT

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (unaudited) (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

E. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. REDEMPTION FEES

The Fund charges a 2% redemption fee to market timers who redeem shares held for less than 90 days. Such fees are retained by the Fund and accounted for as additional paid in capital.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class A, Class B and Class C shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.



                                                           SEMIANNUAL REPORT  25

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (unaudited) (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST (CONT.)

At June 30, 2003, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                SIX MONTHS ENDED                       YEAR ENDED
                                                                  JUNE 30, 2003                    DECEMBER 31, 2002
                                                        -------------------------------------------------------------------
                                                            SHARES          AMOUNT              SHARES           AMOUNT
                                                        -------------------------------------------------------------------
CLASS A SHARES:
Shares sold ............................................   1,239,164     $ 12,779,482          6,038,248      $ 68,552,713
Shares issued on reinvestment of distributions .........      76,324          702,179            261,464         2,796,352
Shares redeemed ........................................  (3,037,884)     (31,122,332)        (9,637,152)     (110,456,465)
                                                        -------------------------------------------------------------------
Net increase (decrease) ................................  (1,722,396)    $(17,640,671)        (3,337,440)     $(39,107,400)
                                                        ===================================================================

                                                                SIX MONTHS ENDED                       YEAR ENDED
                                                                  JUNE 30, 2003                    DECEMBER 31, 2002
                                                        -------------------------------------------------------------------
                                                            SHARES          AMOUNT              SHARES           AMOUNT
                                                        -------------------------------------------------------------------
CLASS B SHARES:
Shares sold ............................................       5,308     $     52,983             37,061      $    434,117
Shares issued on reinvestment of distributions .........         239            2,184                185             2,193
Shares redeemed ........................................      (8,578)         (87,434)           (23,542)         (264,857)
                                                        -------------------------------------------------------------------
Net increase (decrease) ................................      (3,031)    $    (32,267)            13,704      $    171,453
                                                        ===================================================================

                                                                SIX MONTHS ENDED                       YEAR ENDED
                                                                  JUNE 30, 2003                   DECEMBER 31, 2002
                                                        -------------------------------------------------------------------
                                                             SHARES         AMOUNT              SHARES          AMOUNT
                                                        -------------------------------------------------------------------
CLASS C SHARES:
Shares sold ............................................     119,792     $  1,245,217            160,958      $  1,908,344
Shares issued on reinvestment of distributions .........       4,032           36,691                399             4,043
Shares redeemed ........................................    (244,576)      (2,498,103)          (308,098)       (3,510,215)
                                                        -------------------------------------------------------------------
Net increase (decrease) ................................    (120,752)    $ (1,216,195)          (146,741)     $ (1,597,828)
                                                        ===================================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also directors or officers of Templeton Investment Counsel, LLC (TIC), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TIC of 0.80% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

        ANNUALIZED
        FEE RATE  AVERAGE DAILY NET ASSETS
        -------------------------------------------------------------
        0.150%    First $200 million
        0.135% Over $200 million, up to and including $700 million 0.100% Over $700 million, up to and including $1.2 billion
        0.075%    Over $1.2 billion



26  SEMIANNUAL REPORT

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (unaudited) (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At June 30, 2003, Distributors advised the Fund that unreimbursed costs were $3,157,123. Distributors received net commissions from sales of Fund shares and received contingent deferred sales charges for the period of $11,285 and $1,077, respectively.


4. INCOME TAXES

At June 30, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                 Cost of investments .......................  $359,940,484
                                                              ============
                 Unrealized appreciation ...................    48,401,351
                 Unrealized depreciation ...................   (76,777,384)
                                                              ------------
                 Net unrealized appreciation (depreciation)   $(28,376,033)
                                                              ============

Net investment income and net realized gains differ for financial statements and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

At December 31, 2002, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                 Capital loss carryovers expiring in:
                   2009 ....................................    $7,090,934
                   2010 ....................................     1,584,306
                                                                ----------
                                                                $8,675,240
                                                                ----------


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2003 aggregated $22,500,737 and $26,346,053, respectively.



                                                           SEMIANNUAL REPORT  27

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R) INVESTMENTS

                 One Franklin Parkway
                 San Mateo, CA  94403-1906


WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
-----------------------------------------------
ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR EDELIVERY
AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.



SEMI ANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON GLOBAL OPPORTUNITIES TRUST

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN[R]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Global Opportunities Trust prospectus, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to and from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.




415 S2003 08/03

ITEM 2. CODE OF ETHICS.  N/A

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  N/A

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.

(A) N/A

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION,
AND BRUCE S. ROSENBERG, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION,
AND BRUCE S. ROSENBERG, CHIEF FINANCIAL OFFICER

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST


By /s/JIMMY D. GAMBILL
   --------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
Date: August 31, 2003




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   --------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
Date: August 31, 2003


By /s/BRUCE S. ROSENBERG
  ------------------------------
   Bruce S. Rosenberg
   Chief Financial Officer
Date: August 31, 2003